Restricted Net Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2013	May 31, 2012
Restricted Net Assets [Line Items]
Restricted net assets	$ 209,094	$ 177,194
Variable interest entities (VIE) [Member] | Paid-in capital and statutory reserves [Member]
Restricted Net Assets [Line Items]
Restricted net assets	162,551	135,517
Wholly owned subsidiaries [Member] | Paid-in capital and statutory reserves [Member]
Restricted Net Assets [Line Items]
Restricted net assets	$ 46,543	$ 41,677